Earnings Per Share - Schedule of Calculation of Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025
Earnings per share [abstract]
Weighted number of outstanding shares	183,906,056	187,829,202	183,906,056	187,829,202
Number of shares with dilutive effects	4,245	309	3,650	248
Weighted number of outstanding shares (diluted and undiluted)	183,910,301	187,829,511	183,909,706	187,829,450
Profit attributable to ordinary shareholders	€ 81,883	€ 105,113	€ 132,414	€ 125,232
Basic	€ 0.45	€ 0.56	€ 0.72	€ 0.67
Diluted	€ 0.45	€ 0.56	€ 0.72	€ 0.67